UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®

Investment portfolio

November 30, 2008
 unaudited

Bonds & notes — 94.13%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 30.36%
Federal agency mortgage-backed obligations[1] — 18.48%
Freddie Mac 7.00% 2008	$—	$—
Freddie Mac 8.50% 2009	8	8
Freddie Mac 8.00% 2010	6	6
Freddie Mac 9.50% 2010	—	—
Freddie Mac 8.00% 2012	14	15
Freddie Mac 6.00% 2014	56	57
Freddie Mac 6.00% 2014	44	45
Freddie Mac 7.00% 2015	59	61
Freddie Mac 8.50% 2018	—	—
Freddie Mac 10.00% 2018	392	456
Freddie Mac 10.00% 2019	283	332
Freddie Mac 8.50% 2020	19	21
Freddie Mac 10.00% 2021	116	134
Freddie Mac 4.50% 2023	14,910	14,876
Freddie Mac 5.00% 2023	19,046	19,232
Freddie Mac 5.00% 2023	14,741	14,885
Freddie Mac 5.00% 2023	4,377	4,420
Freddie Mac 5.00% 2023	3,756	3,793
Freddie Mac 10.00% 2025	154	175
Freddie Mac 6.00% 2026	1,029	1,056
Freddie Mac 6.00% 2026	464	476
Freddie Mac 6.50% 2027	5,966	6,139
Freddie Mac 9.00% 2030	196	216
Freddie Mac 6.00% 2032	2,605	2,665
Freddie Mac 5.00% 2035	40,885	41,175
Freddie Mac 4.50% 2036	6,185	6,092
Freddie Mac 4.50% 2036	1,393	1,372
Freddie Mac 5.00% 2036	8,364	8,426
Freddie Mac 4.763% 2037[2]	4,322	4,295
Freddie Mac 5.00% 2037	13,921	14,007
Freddie Mac 5.50% 2037	8,958	9,098
Freddie Mac 5.50% 2037	2,067	2,099
Freddie Mac 5.721% 2037[2]	7,097	7,156
Freddie Mac 5.857% 2037[2]	2,105	2,129
Freddie Mac 5.975% 2037[2]	13,794	13,913
Freddie Mac 6.00% 2037	4,355	4,456
Freddie Mac 6.00% 2037	4,218	4,316
Freddie Mac 6.00% 2037	1,462	1,496
Freddie Mac 6.057% 2037[2]	5,118	5,185
Freddie Mac 6.267% 2037[2]	4,738	4,773
Freddie Mac 6.283% 2037[2]	7,554	7,633
Freddie Mac 6.372% 2037[2]	8,517	8,636
Freddie Mac 6.50% 2037	17,299	17,819
Freddie Mac 6.50% 2037	7,242	7,460
Freddie Mac 6.50% 2037	1,288	1,308
Freddie Mac 4.50% 2038	9,863	9,698
Freddie Mac 4.50% 2038	1,335	1,313
Freddie Mac 4.65% 2038[2]	7,133	7,058
Freddie Mac 4.966% 2038[2]	1,859	1,853
Freddie Mac 5.00% 2038	7,215	7,260
Freddie Mac 5.00% 2038	3,738	3,761
Freddie Mac 5.00% 2038	1,240	1,248
Freddie Mac 5.00% 2038	6	6
Freddie Mac 5.17% 2038[2]	1,992	1,984
Freddie Mac 5.50% 2038	24,881	24,741
Freddie Mac 5.50% 2038	21,986	22,330
Freddie Mac 5.50% 2038	9,868	10,022
Freddie Mac 5.50% 2038	5,972	6,065
Freddie Mac 5.545% 2038[2]	4,655	4,691
Freddie Mac 5.598% 2038[2]	18,804	18,910
Freddie Mac 6.00% 2038	16,032	16,400
Freddie Mac 6.00% 2038	691	707
Freddie Mac 6.50% 2038	17,623	18,152
Freddie Mac 6.50% 2038	10,056	10,358
Freddie Mac 6.50% 2038	7,242	7,459
Freddie Mac, Series 2310, Class B, 9.886% 2015[2]	67	77
Freddie Mac, Series 2356, Class GD, 6.00% 2016	12,402	12,717
Freddie Mac, Series 2310, Class A, 10.54% 2017[2]	172	190
Freddie Mac, Series 1567, Class A, 1.838% 2023[2]	77	74
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,467	1,385
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	552	579
Freddie Mac, Series 3061, Class PN, 5.50% 2035	14,735	15,379
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	10,873	8,928
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	5,325	4,236
Freddie Mac, Series 3156, Class NG, 6.00% 2036	7,393	7,670
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,547	2,080
Freddie Mac, Series 3271, Class OA, 6.00% 2037	8,769	9,104
Fannie Mae 7.00% 2009	4	4
Fannie Mae 7.50% 2009	12	12
Fannie Mae 7.50% 2009	4	4
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	1	1
Fannie Mae 8.50% 2009	1	1
Fannie Mae 9.00% 2009	2	2
Fannie Mae 9.00% 2009	—	—
Fannie Mae 9.50% 2009	29	29
Fannie Mae 7.00% 2010[3]	4	4
Fannie Mae 9.50% 2010	1	1
Fannie Mae 7.00% 2011	131	136
Fannie Mae 7.00% 2011	76	79
Fannie Mae 7.00% 2011	10	11
Fannie Mae 7.00% 2012	123	128
Fannie Mae 7.00% 2015	1,032	1,072
Fannie Mae 7.00% 2015	255	265
Fannie Mae 7.00% 2015	44	45
Fannie Mae 7.00% 2015	24	24
Fannie Mae 7.50% 2015	486	508
Fannie Mae 7.50% 2015	473	494
Fannie Mae 7.50% 2015	214	224
Fannie Mae 7.50% 2015	187	196
Fannie Mae 7.50% 2015	52	55
Fannie Mae 7.50% 2015	52	54
Fannie Mae 7.50% 2015	47	49
Fannie Mae 9.00% 2015	296	315
Fannie Mae 13.50% 2015	121	139
Fannie Mae 7.00% 2016	757	788
Fannie Mae 7.00% 2016	337	350
Fannie Mae 7.00% 2016	182	190
Fannie Mae 7.50% 2016	192	202
Fannie Mae 9.00% 2016	466	506
Fannie Mae 11.50% 2016	148	168
Fannie Mae 7.00% 2017	734	766
Fannie Mae 7.00% 2017	517	540
Fannie Mae 7.00% 2017	293	305
Fannie Mae 9.00% 2018	13	14
Fannie Mae 10.00% 2018	76	86
Fannie Mae 11.50% 2019	404	453
Fannie Mae 11.00% 2020	134	155
Fannie Mae 11.00% 2020	62	70
Fannie Mae 11.50% 2020	84	96
Fannie Mae 10.00% 2021	143	168
Fannie Mae 9.50% 2022	38	43
Fannie Mae 7.50% 2023	171	179
Fannie Mae 6.00% 2024	3,469	3,560
Fannie Mae 6.00% 2026	2,318	2,379
Fannie Mae 8.50% 2026	23	25
Fannie Mae 9.191% 2026[2]	730	813
Fannie Mae 9.50% 2026	373	432
Fannie Mae 8.50% 2027	53	57
Fannie Mae 6.00% 2028	7,349	7,524
Fannie Mae 6.00% 2028	3,963	4,057
Fannie Mae 6.00% 2028	2,712	2,776
Fannie Mae 7.50% 2031	78	82
Fannie Mae 6.50% 2035	5,629	5,831
Fannie Mae 6.00% 2036	5,684	5,820
Fannie Mae 6.00% 2036	2,262	2,316
Fannie Mae 5.00% 2037	2,168	2,184
Fannie Mae 5.00% 2037	1,867	1,881
Fannie Mae 5.00% 2037	1,263	1,273
Fannie Mae 5.50% 2037	7,378	7,351
Fannie Mae 5.50% 2037	4,927	4,909
Fannie Mae 5.632% 2037[2]	6,188	6,236
Fannie Mae 5.837% 2037[2]	9,963	10,083
Fannie Mae 5.851% 2037[2]	13,713	13,845
Fannie Mae 6.00% 2037	24,182	24,759
Fannie Mae 6.00% 2037	16,828	17,229
Fannie Mae 6.018% 2037[2]	6,602	6,699
Fannie Mae 6.50% 2037	11,685	11,849
Fannie Mae 6.50% 2037	11,227	11,385
Fannie Mae 6.50% 2037	4,058	4,115
Fannie Mae 7.00% 2037	16,763	17,434
Fannie Mae 7.00% 2037	16,121	16,767
Fannie Mae 7.00% 2037	8,648	8,854
Fannie Mae 7.00% 2037	8,224	8,420
Fannie Mae 7.00% 2037	7,355	7,650
Fannie Mae 7.00% 2037	5,091	5,212
Fannie Mae 7.00% 2037	3,216	3,293
Fannie Mae 7.00% 2037	1,970	2,017
Fannie Mae 7.00% 2037	1,318	1,371
Fannie Mae 7.00% 2037	1,119	1,146
Fannie Mae 7.50% 2037	4,096	4,200
Fannie Mae 7.50% 2037	950	974
Fannie Mae 4.442% 2038[2]	6,106	6,028
Fannie Mae 4.539% 2038[2]	2,341	2,320
Fannie Mae 5.442% 2038[2]	5,194	5,237
Fannie Mae 5.50% 2038	24,760	25,200
Fannie Mae 5.553% 2038[2]	2,989	2,987
Fannie Mae 6.00% 2038	6,488	6,642
Fannie Mae 6.50% 2038	6,500	6,689
Fannie Mae 6.50% 2038	4,351	4,412
Fannie Mae 6.50% 2047	18,176	18,387
Fannie Mae 7.00% 2047	1,316	1,339
Fannie Mae 7.00% 2047	265	270
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	16,337
Fannie Mae, Series 88-16, Class B, 9.50% 2018	17	19
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	329	362
Fannie Mae, Series 2001-4, Class GA, 10.16% 2025[2]	734	821
Fannie Mae, Series 2001-4, Class NA, 11.874% 2025[2]	1,670	1,845
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,313	1,379
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,298	1,364
Fannie Mae, Series 2001-20, Class D, 11.074% 2031[2]	128	144
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	6,462	6,363
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	10,492	8,595
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	5,643	4,894
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	23,230	23,492
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	10,564	10,709
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	7,341	7,532
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	12,899	10,254
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	9,925	9,912
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	11,305	11,498
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	307	322
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	283	306
Government National Mortgage Assn. 9.50% 2009	71	72
Government National Mortgage Assn. 9.00% 2016	12	13
Government National Mortgage Assn. 8.50% 2017	91	99
Government National Mortgage Assn. 9.50% 2020	58	66
Government National Mortgage Assn. 9.50% 2020	41	47
Government National Mortgage Assn. 8.50% 2021	162	178
Government National Mortgage Assn. 8.50% 2021	78	86
Government National Mortgage Assn. 8.50% 2022	36	40
Government National Mortgage Assn. 8.50% 2022	33	36
Government National Mortgage Assn. 8.50% 2022	18	20
Government National Mortgage Assn. 8.50% 2023	236	261
Government National Mortgage Assn. 6.00% 2038	82,978	84,835
Government National Mortgage Assn. 6.00% 2038	14,677	14,986
		1,020,486

Commercial mortgage-backed securities[1] — 5.97%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	8,290	7,343
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	7,246
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[2]	1,783	814
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[2]	5,000	3,879
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,629	4,026
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	3,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,254	5,656
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[2]	1,000	708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,021
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	6,198	5,680
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	780
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[2]	2,000	573
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 2036[2,4]	1,600	516
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	7,229
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,912	2,753
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[4]	2,000	600
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[2]	3,000	2,560
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	13,500	10,456
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	1,916	1,898
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.176% 2041[2]	1,500	1,480
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,188
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	3,889
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	8,350	7,132
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,4]	1,270	1,015
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3,4]	8,750	6,469
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[3,4]	3,000	2,075
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[3,4]	2,000	1,318
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	34	34
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,123	16,361
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[2,4]	3,000	1,453
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	12,000	10,800
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[4]	8,180	6,272
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	11,350	10,129
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	7,063	5,756
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,482	8,718
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	6,405	5,978
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	770	632
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	6,783	6,323
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	6,000	5,099
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	1,835
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	10,608	9,964
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	1,059	989
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,452	1,466
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.282% 2039[2]	2,000	1,035
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,097
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[2]	2,000	1,615
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,286
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,347
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	6,250	4,777
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3,4]	1,000	663
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	1,000	626
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	7,500	4,420
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,474	2,335
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,015
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,493
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,625	2,598
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	10,000	10,247
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	12,000	10,161
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 2018[3,4]	5,000	4,927
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 2018[4]	3,800	3,866
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[4]	7,500	7,691
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.345% 2031[2,4]	40,670	378
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,601	2,464
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	1,062	1,028
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	3,699
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	6,237	6,053
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	992	934
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,679	1,653
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	2,525	2,453
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	454	444
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 2.172% 2016[2,4]	1,000	904
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,080	1,070
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,287	3,258
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	5,026
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[4]	4,715	4,730
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	342	340
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	3,975
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	321	318
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	3,733	3,624
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,793	1,784
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,799
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 2045[2]	6,500	3,203
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	3,508	3,011
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	2,214	2,152
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 2042[2]	2,000	1,627
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.947% 2042[2]	1,000	493
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	1,987
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	3,000	1,874
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	240	239
		329,683

Collateralized mortgage-backed obligations (privately originated)[1] — 5.22%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,775	3,642
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	7,852	7,199
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	4,523	3,257
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,409	1,988
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,558	1,531
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	5,032	4,079
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.858% 2047[2]	38,306	14,466
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	515	371
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	448	273
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	747	450
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,625	1,446
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	10,986	10,528
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	19,671	14,805
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	12,934	12,051
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,924	2,075
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,222	709
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	4,454
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,123	3,121
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.705% 2033[2]	5,134	3,717
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	6,489	5,682
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[2]	3,314	2,198
Wells Fargo Mortgage-backed Securities Trust, Series 2007-8, Class II-A-2, 6.00% 2037	12,500	6,802
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	12,235	10,683
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.233% 2034[2]	2,237	1,258
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.088% 2047[2]	4,403	2,454
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.475% 2035[2]	4,109	1,726
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.765% 2036[2]	22,962	9,598
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.303% 2036[2]	3,239	1,374
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 1.775% 2036[2]	2,705	1,343
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.896% 2036[2]	3,571	1,790
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.885% 2037[2]	9,254	4,950
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.919% 2037[2]	4,171	2,124
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.991% 2047[2]	4,422	2,350
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	13,880	7,345
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	7,719	4,168
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	2,333	1,921
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	7,356	6,676
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	3,868	2,551
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[2]	4,048	2,979
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.087% 2033[2]	438	323
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	6,500	3,584
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.923% 2035[2]	6,257	3,830
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	4,725	4,100
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.288% 2027[2,4]	1,675	1,673
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.407% 2027[2,4]	1,753	1,752
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.601% 2028[2,4]	2,463	2,559
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	10,927	9,482
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,064	4,246
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,379	1,046
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,791	1,269
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,713	1,774
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,663	1,131
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018[3]	9,051	8,565
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[2]	764	405
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1-A, 1.845% 2034[2]	8,454	4,720
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.631% 2037[2]	8,612	3,767
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 1.515% 2046[2]	9,484	7,954
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	9,168	7,906
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	4,378	3,563
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	5,297	3,344
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	18	16
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.723% 2033[2]	262	169
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.34% 2037[2]	5,433	2,972
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.349% 2037[2]	2,413	1,538
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.866% 2037[2]	2,477	1,266
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	6,399	5,957
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.449% 2019[2,4]	6,844	5,583
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	2,516	2,170
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.91% 2035[2]	4,922	2,916
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,212	4,237
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2]	6,369	3,767
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.102% 2036[2]	9,310	3,764
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	1,500	913
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	5,637	2,477
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035[3]	2,564	1,764
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.841% 2033[2]	1,734	1,485
Paine Webber CMO, Series O, Class 5, 9.50% 2019	174	188
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.982% 2036[2]	229	157
		288,466

Other mortgage-backed securities[1] — 0.69%
Bank of America 5.50% 2012[4]	14,815	15,121
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	8,190	7,869
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[4]	6,600	7,467
Northern Rock PLC 5.625% 2017[4]	5,735	5,619
HBOS Treasury Services PLC 5.25% 2017[4]	1,070	1,022
DEPFA ACS Bank 4.75% 2010	1,000	978
		38,076

Total mortgage-backed obligations		1,676,711

CORPORATE BONDS & NOTES — 22.13%
Financials — 10.24%
New York Life Global Funding 3.875% 2009[4]	6,750	6,746
New York Life Global Funding 4.625% 2010[4]	5,000	4,938
New York Life Global Funding 5.25% 2012[4]	16,500	16,054
New York Life Global Funding 4.65% 2013[4]	14,000	13,344
Monumental Global Funding II, Series 2004-B, 3.90% 2009[4]	5,000	4,931
Monumental Global Funding II, Series 2004-F, 4.375% 2009[4]	2,000	1,971
Monumental Global Funding II, Series 2006-A, 4.38% 2009[2,4]	2,000	2,000
Monumental Global Funding II, Series 2005-B, 4.625% 2010[4]	2,500	2,472
Monumental Global Funding 5.50% 2013[4]	7,985	7,574
Monumental Global Funding III 4.953% 2014[2,4]	11,140	7,434
Monumental Global Funding III 5.25% 2014[4]	10,000	9,439
Bank of America Corp. 2.876% 2008[2]	250	250
Bank of America Corp. 5.375% 2012	21,750	21,322
Countrywide Financial Corp., Series B, 5.80% 2012	4,116	3,910
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	10,000	9,992
PRICOA Global Funding I 4.20% 2010[4]	10,000	9,759
PRICOA Global Funding I 5.30% 2013[4]	5,000	4,329
American Express Co. 4.75% 2009	8,500	8,337
American Express Credit Corp., Series B, 5.00% 2010	7,000	6,610
American Express Co. 6.15% 2017	9,555	8,000
Santander Issuances, SA Unipersonal 3.564% 2016[2,4]	3,000	2,726
Santander Issuances, SA Unipersonal 5.805% 2016[2,4]	21,300	19,872
Citigroup Inc. 3.809% 2008[2]	2,500	2,500
Citigroup Inc. 4.125% 2010	13,150	12,588
Citigroup Inc. 4.625% 2010	3,000	2,862
Citigroup Inc. 6.50% 2013	2,500	2,383
UniCredito Italiano SpA 5.584% 2017[2,4]	17,750	14,742
UniCredito Italiano SpA 6.00% 2017[4]	4,000	2,930
HVB Funding Trust I 8.741% 2031[4]	3,250	1,276
JPMorgan Chase & Co. 5.60% 2011	3,000	2,967
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,030
JPMorgan Chase & Co. 4.75% 2013	6,000	5,749
JPMorgan Chase & Co. 4.891% 2015[2]	2,180	2,179
JPMorgan Chase Bank NA 6.00% 2017	3,250	3,021
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	18,010	14,467
Westfield Group 5.40% 2012[4]	5,000	3,915
American Honda Finance Corp. 3.858% 2010[2,4]	5,000	4,863
American Honda Finance Corp. 5.125% 2010[4]	13,000	12,750
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[4]	4,000	3,879
Metropolitan Life Global Funding I, 5.125% 2013[4]	15,250	13,697
Principal Life Insurance Co. 3.20% 2009	6,000	5,998
Principal Life Insurance Co. 5.30% 2013	12,500	11,546
Berkshire Hathaway Finance Corp. 4.60% 2013[4]	9,925	9,757
Berkshire Hathaway Finance Corp. 5.00% 2013[4]	6,285	6,254
Jackson National Life Global 5.375% 2013[4]	17,565	15,533
ORIX Corp. 5.48% 2011	16,750	14,002
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,415
HBOS PLC 6.75% 2018[4]	10,400	8,657
HBOS PLC 5.375% (undated)[2,4]	7,657	3,973
Principal Life Global Funding I 4.40% 2010[4]	9,000	8,819
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,027
Principal Life Insurance Co. 6.25% 2012[4]	1,600	1,588
Allstate Life Global Funding Trust, Series 2005-4, 4.25% 2010	2,000	1,969
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	8,981
Hartford Financial Services Group, Inc. 5.25% 2011	1,800	1,525
Hartford Life Insurance Co. 4.853% 2012[2]	2,500	1,884
Glen Meadow Pass-Through Trust 6.505% 2067[2,4]	13,750	7,476
PNC Funding Corp. 5.125% 2010	4,000	4,005
PNC Funding Corp., Series II, 6.113% (undated)[2,4]	16,300	6,534
Kimco Realty Corp., Series C, 4.82% 2014	795	578
Kimco Realty Corp., Series C, 4.904% 2015	7,500	4,700
Kimco Realty Corp., Series C, 5.783% 2016	4,500	2,888
Kimco Realty Corp. 5.70% 2017	3,500	2,176
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,899
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	4,750	4,632
Protective Life Insurance Co., Series 2007-D, 5.45% 2012	3,000	2,775
Simon Property Group, LP 5.00% 2012	1,000	770
Simon Property Group, LP 5.75% 2012	8,000	6,252
Simon Property Group, LP 5.875% 2017	2,500	1,545
Simon Property Group, LP 6.125% 2018	1,740	1,155
TIAA Global Markets 4.95% 2013[4]	10,000	9,540
Northern Trust Corp. 5.50% 2013	6,500	6,403
Northern Trust Co. 5.85% 2017[4]	2,750	2,615
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	5,898
Wells Fargo Bank, National Assn. 5.75% 2016	2,900	2,756
National Westminster Bank PLC 7.375% 2009	2,500	2,430
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	5,775
Royal Bank of Scotland Group PLC 6.99% (undated)[2,4]	300	163
International Lease Finance Corp. 5.00% 2010	3,280	2,623
American International Group, Inc. 5.375% 2011	2,000	1,470
American General Finance Corp., Series J, 6.90% 2017	5,225	2,161
American International Group, Inc., Series G, 5.85% 2018	1,500	892
Lincoln National Corp. 5.65% 2012	7,500	6,564
ERP Operating LP 6.95% 2011	1,877	1,723
ERP Operating LP 6.625% 2012	2,000	1,767
ERP Operating LP 5.25% 2014	4,000	2,884
Korea Development Bank 4.625% 2010	5,000	4,674
Korea Development Bank 5.30% 2013	1,600	1,382
Standard Chartered Bank 6.40% 2017[4]	4,000	3,264
Standard Chartered Bank 8.00% 2031[4]	3,500	2,515
Barclays Bank PLC 5.45% 2012	4,000	3,990
Barclays Bank PLC 6.05% 2017[4]	600	513
ACE INA Holdings Inc. 5.875% 2014	5,000	4,461
SLM Corp., Series A, 6.57% 2009[2]	5,000	4,328
Genworth Financial, Inc. 4.75% 2009	5,000	4,263
KeyBank NA 5.50% 2012	4,500	4,005
Resona Bank, Ltd. 5.85% (undated)[2,4]	7,000	4,000
XL Capital Finance (Europe) PLC 6.50% 2012	1,100	779
XL Capital Ltd. 5.25% 2014	4,000	2,523
Twin Reefs Asset Trust (XLFA), Series B, 2.768% 2079[2,4]	9,700	497
ING Security Life Institutional Funding 4.25% 2010[4]	3,000	2,999
SunTrust Banks, Inc. 7.25% 2018	3,000	2,962
CIT Group Inc. 5.125% 2014	4,500	2,629
Union Bank of California, NA 5.95% 2016	3,000	2,276
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,127
Société Générale 5.75% 2016[4]	2,200	1,880
ProLogis 6.625% 2018	3,000	1,210
Capmark Financial Group Inc. 5.875% 2012	4,000	1,181
Skandinaviska Enskilda Banken AB 6.875% 2009	1,000	1,004
North Front Pass Through Trust 5.81% 2024[2,4]	2,000	991
Brandywine Operating Partnership, LP 5.75% 2012	65	50
Brandywine Operating Partnership, LP 5.40% 2014	935	615
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	1,295	329
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[5]	1,910	201
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2,5]	9,500	1
		565,434

Industrials — 2.31%
Canadian National Railway Co. 4.95% 2014	17,850	17,036
Canadian National Railway Co. 5.85% 2017	7,000	6,736
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	12,375	12,805
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,763	1,800
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[1]	331	333
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	13,783
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 3.161% 2015[1,2]	10,000	7,414
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	3,940	2,955
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,910	1,055
Caterpillar Inc. 4.50% 2009	6,750	6,713
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	952
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	3,740
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	13,860	10,129
John Deere Capital Corp., Series D, 4.50% 2013	4,000	3,745
John Deere Capital Corp., Series D, 4.90% 2013	5,000	4,750
Union Pacific Corp. 5.75% 2017	1,515	1,369
Union Pacific Corp. 5.70% 2018	7,465	6,895
Raytheon Co. 5.375% 2013	5,000	5,030
Lockheed Martin Corp. 4.121% 2013	5,000	4,807
General Electric Co. 5.00% 2013	2,000	1,962
General Electric Capital Corp., Series A, 5.625% 2017	3,000	2,782
Koninklijke Philips Electronics NV 4.625% 2013	4,300	3,996
Atlas Copco AB 5.60% 2017[4]	4,000	3,732
CSX Corp. 5.75% 2013	1,635	1,539
CSX Corp. 6.15% 2037	720	541
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	847	803
		127,402

Telecommunication services — 2.25%
BellSouth Corp. 4.20% 2009	12,000	11,909
SBC Communications Inc. 6.25% 2011	34,250	34,155
AT&T Inc. 4.95% 2013	8,250	7,786
Verizon Communications Inc. 5.25% 2013	7,200	6,700
Verizon Communications Inc. 7.375% 2013[4]	5,000	4,959
Verizon Communications Inc. 8.75% 2018	5,000	5,009
France Télécom 7.75% 2011[2]	12,500	12,721
France Télécom 10.00% 2031[2]	900	902
British Telecommunications PLC 5.15% 2013	13,250	12,431
Vodafone Group PLC 7.75% 2010	9,525	9,503
Singapore Telecommunications Ltd. 6.375% 2011[4]	7,000	7,393
Deutsche Telekom International Finance BV 8.00% 2010[2]	5,000	5,028
Telecom Italia Capital SA 4.95% 2014	4,225	3,088
Telicom Italia Capital SA 6.00% 2034	1,525	933
Nextel Communications, Inc., Series E, 6.875% 2013	3,500	1,471
		123,988

Utilities — 1.63%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	11,337
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	4,031
Pacific Gas and Electric Co. 6.25% 2013	12,250	12,184
National Grid PLC 6.30% 2016	10,990	9,738
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,121
Ohio Power Co., Series J, 5.30% 2010	8,000	7,873
Scottish Power PLC 4.91% 2010	4,000	3,950
Scottish Power PLC 5.375% 2015	4,000	3,518
Georgia Power Co., Series V, 4.10% 2009	7,000	6,938
E.ON International Finance BV 5.80% 2018[4]	5,000	4,515
Veolia Environnement 5.25% 2013	4,350	4,080
Consumers Energy Co. First Mortgage Bonds 5.15% 2017	500	435
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	2,831
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	3,207
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,661
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,236
Public Service Co. of Colorado 5.80% 2018	2,250	2,211
		89,866

Consumer staples — 1.52%
Diageo Capital PLC 7.375% 2014	926	966
Diageo Capital PLC 5.75% 2017	14,695	13,303
Costco Wholesale Corp. 5.30% 2012	10,700	10,992
Walgreen Co. 4.875% 2013	10,500	10,674
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,687
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,009
CVS Corp. 6.117% 2013[1,4]	1,514	1,440
CVS Corp. 6.036% 2028[1,3,4]	2,624	1,561
CVS Caremark Corp. 6.943% 2030[1,4]	5,903	4,684
Tesco PLC 5.50% 2017[4]	7,370	6,581
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	6,066
Kroger Co. 7.50% 2014	5,500	5,586
Kimberly-Clark Corp. 7.50% 2018	4,500	4,905
Altria Group, Inc. 8.50% 2013	4,000	4,020
H.J. Heinz Co. 15.59% 2011[2,4]	3,200	3,527
		84,001

Consumer discretionary — 1.21%
Time Warner Cable Inc. 6.20% 2013	12,000	11,022
Time Warner Cable Inc. 8.75% 2019	2,000	1,968
Kohl’s Corp. 6.30% 2011	3,000	2,902
Kohl’s Corp. 7.375% 2011	4,175	4,096
Federated Retail Holdings, Inc. 5.35% 2012	9,837	6,895
Target Corp. 6.00% 2018	7,555	6,465
Thomson Reuters Corp. 5.95% 2013	6,380	6,064
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,205
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,034
Walt Disney Co. 4.70% 2012	5,000	4,915
Home Depot, Inc. 2.944% 2009[2]	1,500	1,375
Home Depot, Inc. 5.20% 2011	3,000	2,790
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	2,451
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	796
Comcast Corp. 6.30% 2017	2,750	2,425
Marriott International, Inc., Series J, 5.625% 2013	3,000	2,316
		66,719

Health care — 1.00%
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	12,340
GlaxoSmithKline Capital Inc. 5.65% 2018	7,000	6,759
AstraZeneca PLC 5.40% 2012	12,000	12,427
UnitedHealth Group Inc. 3.75% 2009	7,000	6,984
UnitedHealth Group 6.00% 2017	4,750	4,018
Schering-Plough Corp. 6.00% 2017	5,000	4,695
Abbott Laboratories 5.875% 2016	3,225	3,314
WellPoint, Inc. 5.875% 2017	3,000	2,580
Hospira, Inc. 5.55% 2012	2,500	2,324
		55,441

Energy — 1.00%
Rockies Express Pipeline LLC 6.25% 2013[4]	11,300	11,067
TransCanada PipeLines Ltd. 6.50% 2018	5,000	4,614
TransCanada PipeLines Ltd. 6.35% 2067[2]	10,050	5,063
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	4,290
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,185
Enterprise Products Operating LLC 5.65% 2013	6,875	6,148
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	3,776
Qatar Petroleum 5.579% 2011[1,4]	3,334	3,373
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	3,306	3,308
Sunoco, Inc. 5.75% 2017	3,000	2,533
Gaz Capital SA 6.51% 2022[4]	4,345	2,498
Transocean Inc. 5.25% 2013	2,250	2,164
Enbridge Inc. 5.60% 2017	2,500	1,982
		55,001

Information technology — 0.62%
National Semiconductor Corp. 6.15% 2012	6,500	6,155
National Semiconductor Corp. 6.60% 2017	5,000	4,006
Oracle Corp. 4.95% 2013	7,500	7,391
Western Union Co. 5.40% 2011	6,750	6,432
Cisco Systems, Inc. 5.25% 2011	5,750	5,833
International Business Machines Corp. 4.096% 2011[2]	5,000	4,693
		34,510

Materials — 0.35%
Dow Chemical Co. 5.70% 2018	11,700	10,053
Rio Tinto Finance (USA) Ltd. 5.875% 2013	6,250	4,863
Rohm and Haas Co. 6.00% 2017	5,000	4,649
		19,565

Total corporate bonds & notes		1,221,927

U.S. TREASURY BONDS & NOTES — 21.76%
U.S. Treasury 3.875% 2009[3,6]	2,201	2,169
U.S. Treasury 4.875% 2009	20,000	20,158
U.S. Treasury 4.875% 2009	16,754	17,158
U.S. Treasury 6.00% 2009	20,000	20,720
U.S. Treasury 0.875% 2010[3,6]	17,325	16,116
U.S. Treasury 2.00% 2010	15,000	15,252
U.S. Treasury 4.00% 2010	4,700	4,902
U.S. Treasury 4.75% 2010	10,000	10,488
U.S. Treasury 2.375% 2011[3,6]	3,610	3,401
U.S. Treasury 4.50% 2011	24,500	26,816
U.S. Treasury 4.50% 2011	11,000	11,870
U.S. Treasury 4.875% 2011	253,750	277,897
U.S. Treasury 4.875% 2011	16,645	18,178
U.S. Treasury 5.125% 2011	15,000	16,547
U.S. Treasury 4.25% 2012	78,500	87,402
U.S. Treasury 4.50% 2012	100,000	110,648
U.S. Treasury 4.625% 2012	24,750	27,409
U.S. Treasury 4.625% 2012	20,000	22,402
U.S. Treasury 4.75% 2012	15,000	16,774
U.S. Treasury 0.625% 2013[3,6]	39,339	36,685
U.S. Treasury 2.75% 2013	27,790	29,313
U.S. Treasury 2.75% 2013	1,675	1,743
U.S. Treasury 3.125% 2013	5,000	5,298
U.S. Treasury 3.50% 2013	29,645	32,100
U.S. Treasury 3.625% 2013	35,750	38,821
U.S. Treasury 4.25% 2013	131,680	146,813
U.S. Treasury 4.00% 2014	6,575	7,275
U.S. Treasury 4.25% 2014	12,900	14,580
U.S. Treasury 4.50% 2016	12,500	14,238
U.S. Treasury 7.25% 2016	19,295	24,783
U.S. Treasury 7.50% 2016	42,500	55,545
U.S. Treasury 3.50% 2018	12,610	13,199
U.S. Treasury 3.875% 2018	5,500	5,940
U.S. Treasury 8.125% 2021	21,750	31,143
U.S. Treasury Principal Strip 0% 2037	47,250	18,049
		1,201,832

ASSET-BACKED OBLIGATIONS[1] — 8.46%
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,459
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 3.123% 2012[2]	7,000	6,141
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	17,506
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	2,595
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	4,750	4,655
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,500	7,120
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,511
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,276
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,119
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	3,565	3,356
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	3,750	3,658
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	5,000	4,734
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	10,234
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	5,948
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.257% 2014[2]	1,750	1,162
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	2,698	2,501
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	9,600	9,583
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	14,000	12,335
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[4]	773	738
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[4]	801	777
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	3,449	3,161
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	4,000	3,428
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	9,350	7,335
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,144	1,144
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,239
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,035
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	10,000	9,598
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	6,000	5,513
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	2,980	2,933
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	7,169	6,908
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	5,000	4,786
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.452% 2013[2,4]	7,500	6,448
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[4]	1,000	650
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	7,000	5,740
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.472% 2015[2,4]	2,000	1,600
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	7,263	7,159
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	7,000	6,849
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	13,852
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,178
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	12,019
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	4,303
Chase Issuance Trust, Series 2006-8, Class A, 1.482% 2016[2]	10,000	7,420
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 1.553% 2012[2]	10,000	9,580
BA Credit Card Trust, Series 2007-B1, Class B-1, 1.502% 2012[2]	5,000	4,376
BA Credit Card Trust, Series 2006-6, Class A, 1.452% 2013[2]	6,000	5,172
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	1,819	1,741
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	4,250	3,665
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	4,000	3,874
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[2]	12,185	9,124
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2,4]	9,101	8,583
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	8,624	8,524
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,574
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 1.673% 2013[2]	6,500	5,931
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	8,339	8,405
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	8,500	8,380
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	8,001
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	8,000	7,619
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	8,207	7,055
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[2]	10,009	7,030
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	6,961	6,920
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,867	1,863
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,259	3,233
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	5,750	4,777
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	4,952	4,628
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[2,4]	7,025	4,616
American Express Issuance Trust, Series 2008-2, Class A, 4.02% 2011	4,500	4,293
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,3,4]	4,371	4,175
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,491	2,987
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,274	1,138
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 1.895% 2034[2]	5,629	4,096
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 1.695% 2037[2]	16,874	4,085
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	4,250	4,029
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	4,639	4,005
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	3,826
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,383	3,798
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,715	3,604
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	4,000	2,996
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	3,030	2,900
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	3,000	2,856
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	3,000	2,792
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[3,4]	2,270	2,270
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	674	669
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,474
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 1.572% 2037[2]	6,281	2,122
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.243% 2013[2]	2,500	2,109
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	2,064	1,885
CWABS, Inc., Series 2006-24, Class 2-A-3, 1.545% 2037[2]	5,000	1,833
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	601	503
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,417	1,192
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	3,385	1,693
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,693	1,596
Advanta Business Card Master Trust, Series 2006-C1, Class C, 1.933% 2014[2]	2,000	875
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2]	3,600	823
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[3,4]	741	710
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	562	489
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	363
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	254	213
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	192	193
		466,969

FEDERAL AGENCY BONDS & NOTES — 11.04%
Fannie Mae 6.512% 2009[2]	450	445
Fannie Mae 7.125% 2010	11,305	12,105
Fannie Mae 5.00% 2011	47,955	50,626
Fannie Mae 5.50% 2011	5,000	5,300
Fannie Mae 6.00% 2011	35,000	37,529
Fannie Mae 5.25% 2012	58,430	58,618
Fannie Mae 6.125% 2012	97,525	106,578
Fannie Mae 4.625% 2013	14,000	14,018
Fannie Mae 5.00% 2017	21,790	23,085
Fannie Mae 5.375% 2017	7,080	7,653
Freddie Mac 4.125% 2009	20,000	20,333
Freddie Mac 6.625% 2009	16,695	17,320
Freddie Mac 3.25% 2011	25,000	25,283
Freddie Mac 5.25% 2011	4,850	5,152
Freddie Mac 5.875% 2011	57,800	60,109
Freddie Mac 5.75% 2016	29,680	29,770
Freddie Mac 5.50% 2017	6,130	6,689
Freddie Mac 5.00% 2018	15,120	14,305
Federal Home Loan Bank 2.875% 2011	15,000	15,002
Federal Home Loan Bank 3.375% 2011	5,000	5,054
Federal Home Loan Bank 4.625% 2012	20,000	20,971
Federal Home Loan Bank 5.375% 2016	1,420	1,522
Federal Home Loan Bank 5.625% 2016	19,020	18,510
Federal Home Loan Bank 4.875% 2017	3,950	4,072
Federal Home Loan Bank 4.75% 2018	1,625	1,649
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	17,750	18,568
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,580
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	5,665	5,977
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,143
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,023
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,022
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	5,500	5,517
CoBank ACB 3.419% 2022[2,4]	1,720	1,232
		609,760

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.35%
Corporación Andina de Fomento 6.875% 2012	20,000	19,163

MUNICIPALS — 0.03%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[4]	1,392	1,397
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	292	282
		1,679

Total bonds & notes (cost: $5,535,017,000)		5,198,041

Preferred securities — 0.67%	Shares

FINANCIALS — 0.60%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,4]	14,000,000	13,920
SMFG Preferred Capital USD 3 Ltd. 9.50%[2,4]	6,525,000	6,456
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,4]	540,000	377
Société Générale 5.922%[2,4]	7,803,000	4,466
Deutsche Bank Capital Funding Trust I 7.872%[2,4]	5,000,000	3,308
Bank of America Corp., Series K, 8.00% noncumulative[2]	3,000,000	2,086
Standard Chartered PLC 6.409%[2,4]	2,200,000	1,235
ILFC E-Capital Trust II 6.25%[2,4]	2,000,000	682
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[2]	700,000	349
BNP Paribas Capital Trust 9.003% noncumulative trust[2,4]	400,000	343
		33,222

U.S. GOVERNMENT AGENCY SECURITIES — 0.05%
US AgBank 6.11%[2,4]	4,250,000	2,680

MISCELLANEOUS — 0.02%
Other preferred securities in initial period of acquisition		1,042

Total preferred securities (cost: $49,223,000)		36,944

	Principal amount
Short-term securities — 4.97%	(000)

Hewlett-Packard Co. 0.85%–2.25% due 12/3–12/11/2008[4]	$60,100	60,087
HSBC Finance Corp. 0.65% due 12/1/2008	35,000	34,998
Freddie Mac 1.30% due 12/18/2008	35,000	34,966
Park Avenue Receivables Co., LLC 2.20% due 12/4/2008[4]	19,600	19,595
JPMorgan Chase & Co. 0.50% due 12/1/2008	8,400	8,400
U.S. Treasury Bills 0.45% due 12/4/2008	25,000	24,999
Coca-Cola Co. 1.20% due 1/20/2009[4]	22,000	21,963
International Bank for Reconstruction and Development 1.65% due 1/6/2009	17,500	17,481
Colgate-Palmolive Co. 0.55% due 12/17/2008[4]	13,200	13,197
Caterpillar Inc. 0.70% due 12/16/2008[4]	12,200	12,196
Procter & Gamble International Funding S.C.A. 1.20% due 1/22/2009[4]	10,300	10,281
Tennessee Valley Authority 0.50% due 12/4/2008	6,900	6,900
Federal Home Loan Bank 1.00% due 12/22/2008	6,700	6,690
Eli Lilly and Co. 1.35% due 1/14/2009[4]	2,700	2,696

Total short-term securities (cost: $274,454,000)		274,449

Total investment securities (cost: $5,858,694,000)		5,509,434
Other assets less liabilities		12,822

Net assets		$5,522,256

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $113,185,000, which represented 2.05% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $862,038,000, which represented 15.61% of the net assets of the fund.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Index-linked bond whose principal amount moves with a government retail price index.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$1,042
Level 2 — Other significant observable inputs	5,465,473
Level 3 — Significant unobservable inputs	42,919

Total	$5,509,434

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended November 30, 2008 (dollars in thousands):

Beginning value at 9/1/2008	$—
Net purchases	5,066
Net unrealized depreciation	(139)
Net transfers into Level 3	37,992
Ending value at 11/30/2008	$42,919

Net unrealized depreciation during the period on Level 3 investment securities held at 11/30/2008	$(139)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$89,289
Gross unrealized depreciation on investment securities	(439,312)
Net unrealized depreciation on investment securities	(350,023)
Cost of investment securities for federal income tax purposes	5,859,457

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-923-0109O-S15872

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2009